Employee Plans (Fair Value Assumptions On Stock Options) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010 years	Dec. 31, 2009 years
Employee Plans [Abstract]
Weighted-average fair value of grant	$ 20.10	$ 17.83	$ 2.82
Risk-free interest rate	1.71%	1.74%	1.57%
Expected volatility	71.31%	72.20%	58.28%
Expected life of options in years	3.62	3.63	3.77
Expected dividend yield